UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10263

GUIDESTONE FUNDS

(Exact name of registrant as specified in charter)

5005 Lyndon B Johnson Freeway, Suite 2200

Dallas, TX 75244-6152

(Address of Principal Executive Offices) (Zip Code)

Matthew A. Wolfe, Esq.

GuideStone Financial Resources of the Southern

Baptist Convention

5005 Lyndon B Johnson Freeway, Suite 2200

Dallas, TX 75244-6152

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (214) 720-4640

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Explanatory Note:

The Registrant is filing this amendment (the “Amendment”) to its Certified Shareholder Report on Form N-CSR filed with the U.S. Securities and Exchange Commission on March 5, 2021 (SEC Accession No. 0001193125-21-071147) (the “Report”) to amend Item 1: “Report to Stockholders.” The purpose of this Amendment is to replace certain average annual total benchmark returns in the performance table for the Low-Duration Bond Fund, the International Equity Fund and Global Real Estate Securities Fund on pages 72, 255 and 295, respectively, of the Report. In addition, the Amendment replaces the paragraph describing the growth of $10,000 charts for the Money Market Fund, Low-Duration Bond Fund and Strategic Alternatives Fund on pages 67, 72 and 305, respectively, of the Report.

The remainder of Item 1 of and Items 2 through 13 of the Registrant’s Form N-CSR originally filed on March 5, 2021, are incorporated herein by reference. This Amendment should be read in conjunction with the Report. Except for the portions of Item 1 noted above, this Amendment does not reflect events occurring after the filing of the Report or update the Report in any way.

ITEM 1.	REPORTS TO STOCKHOLDERS.

GUIDESTONE FUNDS

Supplement dated June 8, 2021

to

Annual Report dated December 31, 2020

This supplement revises information contained in the annual report dated December 31, 2020 (the “Annual Report”) and should be read in conjunction with the Annual Report.

The following replaces in its entirety the paragraph below the growth of $10,000 chart, on page 67, to update the benchmark disclosure of the Money Market Fund.

The graph illustrates the results of a hypothetical $10,000 investment in the Investor Class of the Fund for the 10-year period from December 31, 2010 to December 31, 2020, with all dividends and capital gains reinvested, with the Bloomberg Barclays 1-3 Month US T-Bill Index.

The following replaces in its entirety the performance table for the Low-Duration Bond Fund, on page 72, to update the one year average annual total return for the Low-Duration Bond Fund’s benchmark.

Low-Duration Bond Fund (Unaudited)

Average Annual Total Returns as of 12/31/20
	Institutional	Investor
	Class*	Class*	Benchmark**
One Year	3.42%	3.16%	3.09%
Five Year	2.44%	2.17%	1.90%
Ten Year	2.02%	1.78%	1.30%
Since Inception	2.93%	2.75%	2.41%
Inception Date	08/27/01	08/27/01
Total Fund Operating Expenses (May 1, 2020 Prospectus)(1)	0.35%	0.62%

(1)	Current information regarding the Fund’s Operating Expenses can be found in the Financial Highlights.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at GuideStoneFunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

*	These returns reflect investment advisory and shareholder servicing fee waivers, if applicable, during the reported time periods.
**	Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

i

The following replaces in its entirety the paragraph below the growth of $10,000 chart, on page 72, to update the benchmark disclosure of the Low-Duration Bond Fund.

The graph illustrates the results of a hypothetical $10,000 investment in the Investor Class of the Fund for the 10-year period from December 31, 2010 to December 31, 2020, with all dividends and capital gains reinvested, with the Bloomberg Barclays 1-3 Year US Treasury Index.

The following replaces in its entirety the performance table for the International Equity Fund, on page 255, to update the ten year and since inception average annual total returns for the International Equity Fund’s benchmark.

International Equity Fund (Unaudited)

Average Annual Total Returns as of 12/31/20
	Institutional	Investor
	Class*	Class*	Benchmark**
One Year	7.81%	7.52%	7.79%
Five Year	8.68%	8.38%	7.44%
Ten Year	5.31%	5.04%	5.50%
Since Inception	6.04%	5.83%	5.57%
Inception Date	08/27/01	08/27/01
Total Fund Operating Expenses (May 1, 2020 Prospectus)(1)	1.10%	1.38%

(1)	Current information regarding the Fund’s Operating Expenses can be found in the Financial Highlights.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at GuideStoneFunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less

*	These returns reflect investment advisory and shareholder servicing fee waivers, if applicable, during the reported time periods.
**	Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

ii

The following replaces in its entirety the performance table for the Global Real Estate Securities Fund, on page 295, to update the ten year and since inception average annual total returns for the Global Real Estate Securities Fund’s benchmark.

Global Real Estate Securities Fund (Unaudited)

Average Annual Total Returns as of 12/31/20
	Institutional	Investor
	Class*	Class*	Benchmark**
One Year	(4.54%)	(4.79%)	(9.02%)
Five Year	5.59%	5.31%	3.74%
Ten Year	N/A	6.88%	5.44%
Since Inception	4.56%	3.64%	2.10%
Inception Date	05/01/15	12/29/06
Total Fund Operating Expenses (May 1, 2020 Prospectus)(1)	0.83%	1.10%

(1)	Current information regarding the Fund’s Operating Expenses can be found in the Financial Highlights.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at GuideStoneFunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

*	These returns reflect investment advisory and shareholder servicing fee waivers, if applicable, during the reported time periods.
**	Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

The following replaces in its entirety the paragraph below the growth of $10,000 chart, on page 305, to update the benchmark disclosure of the Strategic Alternatives Fund.

The graph illustrates the results of a hypothetical $10,000 investment in the Investor Class of the Fund since June 30, 2017 (commencement of operations), with all dividends and capital gains reinvested, with the Bloomberg Barclays 1-3 Month US Treasury Bill Index.

iii

ITEM 13.	EXHIBITS

(a)(1)	Not applicable for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GuideStone Funds

By (Signature and Title)	/s/ John R. Jones
John R. Jones, President (Principal Executive Officer)

Date	June 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John R. Jones
John R. Jones, President (Principal Executive Officer)

Date	June 8, 2021

By (Signature and Title)	/s/ Patrick Pattison
Patrick Pattison, Vice President and Treasurer (Principal Financial Officer)

Date	June 8, 2021